S000037667 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P Global Infrastructure Index (net dividend return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.54%	10.02%	8.47%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]
Average Annual Return, Percent	23.11%	7.09%	7.38%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.58%	5.90%	6.15%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	5.51%	5.75%